Inventory - Summary of Inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Inventories [Line Items]
Inventory	$ 127,782	$ 29,503	[1]
Retail Liquor
Disclosure Of Inventories [Line Items]
Inventory	82,589	0
Harvested Cannabis
Disclosure Of Inventories [Line Items]
Raw materials, packaging and components	4,577	4,354
Work-in-progress	19,927	19,751
Finished goods	7,040	2,966
Retail Cannabis
Disclosure Of Inventories [Line Items]
Inventory	13,373	2,397
Millwork
Disclosure Of Inventories [Line Items]
Inventory	$ 276	$ 35

[1]	Adjustment to provisional amounts — refer to note 5(b).